UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Instituional Investment Manager Filing this Report:

Name:          BAMCO, INC.
Address:       767 Fifth Avenue, 49th floor
               New York, NY 10153

Form 13F File Number:    28-2116


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Baron
Title:         Chief Executive Officer and Chairman
Phone:         (212) 583-2000

Signature, Place, and Dating of Signing:

/s/ Ronald Baron         New York, NY         August 12, 1999
-----------------       --------------       ----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-1678                  BARON CAPITAL MANAGEMENT, INC.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:              108

Form 13F Information Table Value Total:      $ 9,221,622
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number          Name

     01             28-1678                       BARON CAPITAL MANAGMENT, INC.

                                                  Form 13F INFORMATION TABLE

             ITEM 1:               ITEM 2:    ITEM 3:  ITEM 4:      ITEM 5:       ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------  -------  ---------- ------- ------------------ -------  --------  ----------------------------
                                    TITLE
                                      OF                VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
         NAME OF ISSUER             CLASS     CUSIP    (x1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE      SHARED      NONE
---------------------------------  -------  ---------- -------  --------  --- ---- -------  --------  --------   --------   --------

ALEXANDER'S INC.                   COM      014752109    30259    409600  SH       DEFINED  01                     409600
AMER CLASSIC VOYAGER CO.           COM      024928103     1560     65000  SH       DEFINED                          65000
AMER MOBILE SATELLITE CORP.        COM      02755R103    85119   5198100  SH       DEFINED  01          497300    4700800
AMERICAN TOWER CORP.               CL  A    029912201   153786   6407750  SH       DEFINED  01          295000    6112750
AMF BOWLING INC.                   COM      03113V109    94635  11216000  SH       DEFINED  01           50000   11166000
APOLLO GROUP INC.                  CL  A    037604105    37984   1430000  SH       DEFINED  01                    1430000
AURORA FOODS INC.                  COM      05164B106    17559   1003400  SH       DEFINED  01                    1003400
AVATAR HOLDINGS INC.               COM      053494100    16636    878470  SH       DEFINED  01                     878470
AVTEAM INC.                        CL  A    054527205     5484    750000  SH       DEFINED                         750000
AZURIX CORPORATION                 COM      05501M104     7585    370000  SH       DEFINED                         370000
BRASS EAGLE INC.                   COM      10553F106      375     20000  SH       DEFINED                          20000
BRISTOL HOTEL & RESORTS INC.       COM      110041100    22326   2976800  SH       DEFINED  01                    2976800
BUDGET GROUP INC.                  CL  A    119003101    37193   3020750  SH       DEFINED  01                    3020750
CALIBER LEARNING NETWORK INC.      COM      129914107     5375   1131500  SH       DEFINED  01                    1131500
CAREER EDUCATION CORP.             COM      141665109    24514    725000  SH       DEFINED  01                     725000
CARIBINER INTERNATIONAL INC.       COM      141888107     6187   1000000  SH       DEFINED                        1000000
CD RADIO INC.                      COM      125127100    24756    812500  SH       DEFINED  01                     812500
CELLULAR COMMUNICATIONS OF PR      COM      15116N108    37255   1307200  SH       DEFINED  01                    1307200
CENTENNIAL CELLULAR CORP.          CL  A    15133V208     2672     75000  SH       DEFINED                          75000
CENTRAL PARKING CORP.              COM      154785109    24660    720000  SH       DEFINED  01                     720000
CENTURY COMMUNICATIONS CORP.       CL  A    156503104    96609   2100200  SH       DEFINED  01                    2100200
CHARLES SCHWAB CORP.               COM      808513105  1681954  15334050  SH       DEFINED  01         1440000   13894050
CHOICE HOTELS INTERNATIONAL INC.   COM      169905106   383498  19417613  SH       DEFINED  01         1303600   18114013
CHOICEPOINT INC.                   COM      170388102   170759   2543900  SH       DEFINED  01                    2543900
CITADEL COMMUNICATIONS CORP.       COM      172853202    16719    462000  SH       DEFINED  01                     462000
CITIZEN UTILITIES CO. DEL          SERIES B 177342201    84420   7588300  SH       DEFINED  01                    7588300
COMMONWEALTH TELEPHONE ENTRPRS     COM      203349105    27227    673299  SH       DEFINED  01                     673299
COMMNET CELLULAR INC.              COM      202604203     9187    350000  SH       DEFINED                         350000
CORECOMM LTD.(BERMUDA)             ORD      G2422R109   115211   2387800  SH       DEFINED  01                    2387800
CORPORATE EXECUTIVE BOARD CO.      COM      21988R102    12447    350000  SH       DEFINED                         350000
COUNSEL CORP.                      COM      22226R102    19142   3002700  SH       DEFINED  01                    3002700
COX RADIO INC.                     CL  A    224051102    49259    908000  SH       DEFINED  01                     908000
CROSS TIMBERS OIL COMPANY          COM      227573102    83076   5584925  SH       DEFINED  01                    5584925
CROWN CASTLE INTERNATIONAL CORP.   COM      228227104     3788    182000  SH       DEFINED  01                     182000
DEVRY INC.                         COM      251893103   151998   6793200  SH       DEFINED  01          400000    6393200
DONALDSON LUFKIN & JENRETTE DIRECT COM      257661504      442     15000  SH       DEFINED  01                      15000
DOLLAR TREE STORES INC.            COM      256747106   206736   4698536  SH       DEFINED  01                    4698536
DVI INC.                           COM      233343102    47106   2750700  SH       DEFINED  01          200000    2550700
EDUCATION MANAGEMENT CORP.         COM      28139T101    49678   2394100  SH       DEFINED  01                    2394100
EL PASO ELECTRIC COMPANY           COM NEW  283677854     8937   1000000  SH       DEFINED                        1000000
ELECTRIC LIGHTWAVE INC.            CL  A    284895109    11830    910000  SH       DEFINED                         910000
ENTERCOM COMMUNICATIONS CORP.      CL  A    293639100     6412    150000  SH       DEFINED                         150000
EQUITY MARKETING INC.              COM      294724109     4150    400000  SH       DEFINED                         400000
FELCOR LODGING TRUST INC.          COM      31430F101    22308   1075068  SH       DEFINED  01                    1075068
FLEXTRONICS INTERNATIONAL LTD.     ORD      Y2573F102   196248   3535994  SH       DEFINED  01                    3535994
FOUR SEASONS HOTEL INC.            LTD VTG  35100E104    63503   1441200  SH       DEFINED  01                    1441200
GABELLI ASSET MANAGEMENT INC.      CL  A    36239Y102    10650    673500  SH       DEFINED  01                     673500
HCR MANOR CARE INC.                COM      404134108   366254  15142300  SH       DEFINED  01         1320000   13822300
HEIDRICK & STRUGGLES INT'L INC.    COM      422819102    13775    725000  SH       DEFINED                         725000
HIGH SPEED ACCESS CORP.            COM      42979U102     7687    300000  SH       DEFINED                         300000
HISPANIC BROADCASTING CORP.        CL  A    43357B104   287946   3795000  SH       DEFINED  01                    3795000
HYPERION TELECOMMUNICATION INC.    CL  A    44914K306     2822    150000  SH       DEFINED                         150000
INDUSTRIE NATUZZI Sp.A.            ADR      456478106   159790   8220700  SH       DEFINED  01           50000    8170700
INTRAWEST CORP.                    COM      460915200     4287    280000  SH       DEFINED  01                     280000
INVESTMENT TECHNOLOGY GROUP INC.   COM      46145F105     9959    310000  SH       DEFINED  01                     310000
IRON MOUNTAIN INC. DEL.            COM      46284P104    43818   1530750  SH       DEFINED  01                    1530750
IT GROUP INC.                      COM      465266104    21684   1350000  SH       DEFINED                        1350000
ITT EDUCATIONAL SERVICES INC.      COM      45068B109    48854   1874500  SH       DEFINED  01                    1874500
KENNETH COLE PRODUCTIONS INC.      CL  A    193294105    21436    769000  SH       DEFINED  01                     769000
KIMCO REALTY CORP.                 COM      49446R109    37756    965000  SH       DEFINED  01                     965000
LAMAR ADVERTISING CO.              CL  A    512815101     6345    155000  SH       DEFINED                         155000
LEARNING TREE INTERNATIONAL INC.   COM      522015106    34840   3185400  SH       DEFINED  01                    3185400
LIBBEY INC.                        COM      529898108   110591   3813500  SH       DEFINED  01                    3813500
LOEWS CINEPLEX ENTERTAINMENT CORP. COM      540423100    19031   1750000  SH       DEFINED                        1750000
MEDALLION FINANCIAL CORP.          COM      583928106     5280    277000  SH       DEFINED  01                     277000
METRO NETWORKS INC.                COM      591918107   108314   2029300  SH       DEFINED  01                    2029300
MIRAGE RESORTS INC.                COM      60462E104   148654   8874850  SH       DEFINED  01                    8874850
MORTONS RESTAURANT GROUP INC.      COM      619429103     9148    479900  SH       DEFINED                         479900

             ITEM 1:               ITEM 2:    ITEM 3:  ITEM 4:      ITEM 5:       ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------  -------  ---------- ------- ------------------ -------  --------  ----------------------------
                                    TITLE
                                      OF                VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
         NAME OF ISSUER             CLASS     CUSIP    (x1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE      SHARED      NONE
---------------------------------  -------  ---------- -------  --------  --- ---- -------  --------  --------   --------   --------

NTL INC.                           COM      629407107   403786   4684972  SH       DEFINED  01          255333    4429639
O.M. GROUP                         COM      670872100   113493   3289650  SH       DEFINED  01                    3289650
OUTDOOR SYSTEMS INC                COM      690057104    47089   1290101  SH       DEFINED  01                    1290101
POLO RALPH LAUREN CORP             CL  A    731572103   226043  11897000  SH       DEFINED  01                   11897000
POST PROPERTIES INC.               COM      737464107    12164    296683  SH       DEFINED  01                     296683
PREMIER PARKS INC                  COM NEW  740540208   179799   4892500  SH       DEFINED  01                    4892500
PROVINCE HEALTHCARE CO             COM      743977100    12675    650000  SH       DEFINED                         650000
PRISON REALTY TRUST INC.           COM      74264N105     8625    878937  SH       DEFINED  01                     878937
QUORUM HEALTH GROUP INC.           COM      749084109    26452   2105600  SH       DEFINED  01                    2105600
RADIO ONE INC.                     CL  A    75040P108    27063    582000  SH       DEFINED                         582000
RESORTQUEST INTL INC               COM      761183102     7342    890000  SH       DEFINED                         890000
ROBERT HALF INTL                   COM      770323103   242266   9385606  SH       DEFINED  01          747000    8638606
RURAL CELLULAR CORP.               CL  A    781904107    12700    635000  SH       DEFINED                         635000
SAGA COMMUICATIONS CORP            CL  A    786598102    90223   4844215  SH       DEFINED  01          575151    4269064
SEACOR SMIT INC.                   COM      811904101    94957   1774900  SH       DEFINED  01                    1774900
SFX ENTERTAINMENT                  CL  A    784178105    29344    458500  SH       DEFINED  01                     458500
SMART & FINAL                      COM      831683107    72780   6931413  SH       DEFINED  01                    6931413
SOTHEBY'S HOLDINGS INC.            CL  A    835898107   903753  23705000  SH       DEFINED  01          842500   22862500
SOUTHERN UNION COMPANY             COM      844030106    69028   3173717  SH       DEFINED  01                    3173717
SPIEKER PPTY'S INC.                COM      848497103   104679   2692700  SH       DEFINED  01                    2692700
STEIN MART INC.                    COM      858375108    21989   2345500  SH       DEFINED  01                    2345500
STEINER LEISURE LTD                ORD      P8744Y102     3031    100000  SH       DEFINED                         100000
STORAGE USA                        COM      861907103    12800    400000  SH       DEFINED                         400000
STRATEGIC DISTRIBUTION             COM      862701208     2495   1078900  SH       DEFINED                        1078900
SUN COMMUNITIES                    COM      866674104    20803    586000  SH       DEFINED  01                     586000
SUN INTERNATIONAL HOTELS LTD.      ORD      P8797T133   208067   4649550  SH       DEFINED  01                    4649550
SUNBURST HOSPITALITY CORP          COM      866948102    35127   5734947  SH       DEFINED  01           65333    5669614
TAUBMAN CENTERS INC                COM      876664103    10286    780000  SH       DEFINED                         780000
THE SPORTS CLUB COMPANY            COM      84917P100     3413    827500  SH       DEFINED                         827500
TIME WARNER TELECOMMUNICATION INC. COM      887319101      580     20000  SH       DEFINED                          20000
TMP WORLDWIDE INC.                 COM      872941109     1270     20000  SH       DEFINED                          20000
UNITED INTL HOLDINGS INC           CL  A    910734102   154652   2286900  SH       DEFINED  01                    2286900
UNITED RENTALS INC.                COM      911363109    16077    545000  SH       DEFINED  01                     545000
UNITED STATIONERS INC              COM      913004107    10450    475000  SH       DEFINED                         475000
UNIVISION COMMUNICATIONS           CL  A    914906102    87275   1342700  SH       DEFINED  01                    1342700
UNOVA INC.                         COM      91529B106    15460    973850  SH       DEFINED  01                     973850
VAIL RESORTS INC.                  COM      91879Q109   210803  11911300  SH       DEFINED  01          124000    1721300
WILLIAMS SONOMA                    COM      969904101    36731   1055100  SH       DEFINED  01                    1055100
YOUNG & RUBICAM INC.               COM      987425105      454     10000  SH       DEFINED  01*                     10000
YOUNG BDCST INC.                   CL  A    987434107    48113   1130400  SH       DEFINED  01                    1130400
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* 01 Manager only owns this security.